Joint Ventures - Dividends Received (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	May 09, 2024	Mar. 27, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Dividends received					$ 7,168	$ 5,848	$ 9,328
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Share of ownership in associates					50.00%
Dividends received					$ 2,511	12,500	0
Pavoni & C. SpA
Disclosure of joint ventures [line items]
Share of ownership in associates					50.00%
Dividends received					$ 0	218	0
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Share of ownership in associates					50.00%
Dividends received					$ 0	0	0
SQM Vitas Peru S.A.C.
Disclosure of joint ventures [line items]
Share of ownership in associates		100.00%			0.00%
Dividends received					$ 0	$ 0	0
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Share of ownership in associates			80.00%	37.50%	40.00%	40.00%
Dividends received					$ 0	$ 0	0
Azure Minerals
Disclosure of joint ventures [line items]
Share of ownership in associates	50.00%				50.00%
Dividends received					$ 0	0	0
Azure Minerals | SH Mining Pty Ltd.
Disclosure of joint ventures [line items]
Share of ownership in associates					30.57%
Dividends received
Disclosure of joint ventures [line items]
Dividends received					$ 2,511	$ 12,718	$ 0